Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rollforward of goodwill balance
Goodwill	$ 6,574	$ 0
Purchased intangible assets
Gross Carrying Value	29,100	16,400	$ 16,400
Accumulated Amortization	(11,566)	(10,203)	(9,280)
Cumulative Translation Adjustment		(2,166)	(1,086)
Net Carrying Value	$ 16,520	$ 4,031	$ 6,034
Know How
Purchased intangible assets
Estimated Useful Life (in years)	8 years 6 months	8 years 6 months	8 years 6 months
Gross Carrying Value	$ 13,000	$ 13,000	$ 13,000
Accumulated Amortization	(8,131)	(7,057)	(6,326)
Cumulative Translation Adjustment		(2,093)	(1,050)
Net Carrying Value	$ 3,889	$ 3,850	$ 5,624
Weighted Average Life Remaining (in years)	2 years 9 months 18 days	3 years	4 years
Developed technology
Purchased intangible assets
Estimated Useful Life (in years)		7 years	7 years
Gross Carrying Value	$ 14,350	$ 1,650	$ 1,650
Accumulated Amortization	(1,877)	(1,645)	(1,581)
Cumulative Translation Adjustment		0	0
Net Carrying Value	$ 12,473	$ 5	$ 69
Weighted Average Life Remaining (in years)	13 years 9 months 18 days	1 month 6 days	1 year 1 month 6 days
Customer relationships
Purchased intangible assets
Gross Carrying Value	$ 1,360	$ 1,360	$ 1,360
Accumulated Amortization	(1,194)	(1,166)	(1,067)
Cumulative Translation Adjustment		(18)	(9)
Net Carrying Value	$ 158	$ 176	$ 284
Weighted Average Life Remaining (in years)	2 years 9 months 18 days	3 years 1 month 6 days	4 years 1 month 6 days
Non-compete agreements
Purchased intangible assets
Estimated Useful Life (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Gross Carrying Value	$ 340	$ 340	$ 340
Accumulated Amortization	(314)	(285)	(256)
Cumulative Translation Adjustment		(55)	(27)
Net Carrying Value	$ 0	$ 0	$ 57
Weighted Average Life Remaining (in years)			1 year
Trade names
Purchased intangible assets
Estimated Useful Life (in years)	3 years	3 years	3 years
Gross Carrying Value	$ 50	$ 50	$ 50
Accumulated Amortization	(50)	(50)	(50)
Cumulative Translation Adjustment		0	0
Net Carrying Value	$ 0	$ 0	$ 0
Minimum | Developed technology
Purchased intangible assets
Estimated Useful Life (in years)	7 years
Minimum | Customer relationships
Purchased intangible assets
Estimated Useful Life (in years)	8 years 6 months	8 years 6 months	8 years 6 months
Maximum | Developed technology
Purchased intangible assets
Estimated Useful Life (in years)	14 years
Maximum | Customer relationships
Purchased intangible assets
Estimated Useful Life (in years)	10 years	10 years	10 years